Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other current liabilities [Abstract]
Other Current Liabilities
As of December 31, 2021, and 2020, other current liabilities consist of the following:
	December 31, 2021	December 31, 2020
Accrued expenses(1)	$5,903,225	$814,965
Other short-term payables(2)	4,589,986	64,386
Taxes and duties payable	1,235,830	5,662
Provision for unused vacation(3)	423,788	5,269
Accrued provision for warranties, current portion	208,257	—
Social security funds	84,048	14,097
Overtime provision	68,636	—
	$12,513,770	$904,379

Accrued Expenses
(1)	Accrued expenses are analyzed as follows:
	December 31, 2021	December 31, 2020
Accrued bonus	$3,602,993	$—
Accrued construction fees	1,284,857	—
Accrued expenses for legal and consulting fees	334,300	814,965
Accrued payroll fees	129,240	—
Other accrued expenses	551,835	—
	$5,903,225	$814,965

Movement of Provision for Unused Vacation
(3)	The movement of the provision for unused vacation is analyzed as follows:
	Year Ended December 31,
	2021	2020
Balance at beginning of year	$5,269	$11,158
Assumed at business combination	790,538	—
Additions during the year	120,064	—
Income from unused provisions during the year	—	(6,442)
Utilized provisions during the year	(462,808)	—
Exchange differences	(29,275)	553
Balance at end of year	$423,788	$5,269